Document and Entity Information	Nov. 30, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Enovix Corp
Amendment Flag	false
Entity Central Index Key	0001828318
Document Type	8-K
Document Period End Date	Nov. 30, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39753
Entity Tax Identification Number	85-3174357
Entity Address, Address Line One	3501 W. Warren Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	695-2350
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ENVX
Security Exchange Name	NASDAQ
Units Each Consisting Of One Share Of Common Stock And One Warrant To Acquire One Half Of Share Of Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ENVXW
Security Exchange Name	NASDAQ